Annual Total Returns[BarChart] - ProShares UltraPro Short Dow30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(40.24%)	(32.09%)	(56.95%)	(30.16%)	(13.81%)	(42.19%)	(52.19%)	(0.70%)	(49.56%)	(66.49%)